INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Process Material Stockpiles		$ 2,065	$ 1,083
Concentrate Inventory		2,404	2,467
Materials And Supplies		2,153	1,629
Inventories	$ 6,622	$ 6,622	$ 5,179